Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Assets Measured at Fair Value
As of December 31, 2025 and 2024 non-financial assets measured at fair value were classified in Level 2 of this hierarchy, as described below:

	2025	2024
Level 2
Buildings	$79,043	$92,731
Lands	1,360,238	1,442,648
	$1,439,281	$1,535,379

Fair Value Reconciliation Between Carrying Amounts of Assets
As of December 31, 2025 and 2024, the reconciliation between the carrying amounts of non-financial assets classified within Level 2 was as follows:

	2025	2024
Balance as of January 1	$1,535,379	$1,520,707
Amount recognized in other comprehensive income:
Revaluation surplus	-	22,974
Additions and disposals, net	(96,098)	(8,302)
Balance as of December 31	$1,439,281	$1,535,379

Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Assets Measured at Fair Value	As of December 31, 2025 and 2024, there were no effects from unrealized gains from fair value measurements.
2025
Level 2
Equity investment	$52,000

Fair Value Reconciliation Between Carrying Amounts of Assets
As of December 31, 2025, the reconciliation between the carrying amounts of the financial asset classified within Level 2 was as follows:

2025
Balance as of October 1	$40,000
Amount recognized in other profit or loss:
Gain on measurement at fair value	12,000
Balance as of December 31	$52,000